LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
LONG-TERM DEBT
7.	LONG-TERM DEBT
Convertible Notes and Indenture
On
April 19, 2022, the Company, certain guarantors named therein (the “Notes Guarantors”) and certain investors named therein (each, a “Subscriber” and collectively, the “Subscribers”), entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) pursuant to which the Company agreed to issue and sell to the Subscribers immediately prior to the closing of the Business Combination (i) up to an aggregate principal amount of $75.0 million of 7.00% Convertible Senior Notes due 2026 (the “Convertible Notes”) at par value of the notes and (ii) up to an aggregate of 1.5 million warrants (the “PIPE Warrants”) with each whole PIPE Warrant entitling the holder thereof to purchase one share of Common Stock
On
August 26, 2022, immediately prior to the closing of the Business Combination (the “Closing”), the Company issued $65.5 million aggregate principal amount of Convertible Notes and, as contemplated by the PIPE Subscription Agreements, the Company, the Note Guarantors and U.S. Bank Trust Company, National Association, as trustee, entered into an Indenture governing the Convertible Notes (the “Indenture”). The Convertible Notes were offered in a private placement under the Securities Act, pursuant to the PIPE Subscription Agreements. The Convertible Notes will mature on September 1, 2026 (the “Maturity Date”), unless earlier repurchased, redeemed or converted in accordance with their terms, and will accrue interest at a rate of 7.00% per annum, payable in cash. The Convertible Notes may be converted at any time (in whole or in part) into shares of Common Stock, at the option of the holder of such Convertible Note, based on the applicable conversion rate at such time. The initial conversion price is approximately $11.50 per share of Common Stock, based on an initial conversion rate of 86.9565 shares of Common Stock per $1,000 principal amount of Convertible Notes. For conversions with a conversion date on or after the first anniversary of the closing of the Transactions and prior to the regular record date immediately preceding the Maturity Date, the conversion consideration will also include an interest make-whole payment equal to the remaining scheduled payments of interest on the Convertible Note being converted through the Maturity Date. The Company will be able to elect to make such interest make-whole payment in cash or in Common Stock, subject to certain conditions. The conversion rate is subject to adjustments set forth in the Indenture, including conversion rate resets (x) on August 27, 2023, September 26, 2023 and September 26, 2024 and (y) following the consummation of certain equity and equity-linked offerings by the Company and sales of certain equity and equity-linked securities by certain shareholders of the Company. On August 27, 2023, the conversion rate will reset to the greater of (i) the then
-
current conversion rate and (ii) if the Standby Capital VWAP Sale Price (as defined below) is less than or equal to $7.50, the quotient of (x) $1,000 and (ii) the volume weighted average sale price of shares of Common Stock sold under the Standby Agreement (as defined below) (the “Standby Capital VWAP Sale Price”). As of September 30, 2022, the Standby Capital VWAP Sale Price was $2.40.
Each holder of a Convertible Note will have the right to cause the Post-Combination Company to repurchase for cash all or a portion of the Convertible Notes held by such holder upon the occurrence of a “Fundamental
Change” (as defined in the Indenture) at a price equal to (i) on or before September 26, 2023, 100% of the original principal amount of such Convertible Note, and (ii) from and after September 26, 2023, 100% of the accreted principal amount applicable at such time pursuant to the terms of the Indenture, in each case, plus accrued and unpaid interest.
The Indenture includes restrictive covenants that, among other things, require the Company to maintain a minimum level of liquidity on a consolidated basis and limit the ability of the Company and its subsidiaries to incur indebtedness above certain thresholds or to issue preferred stock, to make certain restricted payments, to dispose of certain material assets and engage in other asset sales, subject to reinvestment rights, to pay certain advisory fees in connection to the Transactions and the transactions contemplated by the PIPE Subscription Agreements above a certain threshold, and other customary covenants with respect to the collateral securing the obligations created by the Convertible Notes and the Indenture, including the entry into security documents (in each case, subject to certain exceptions set forth in the Indenture); provided that the covenants with respect to (i) the making of restricted payments, (ii) the incurrence of indebtedness, (iii) the disposition of certain material assets and asset sales, (iv) liquidity, (v) the payment of advisory fees and (vi) the collateral securing the obligations created by the Convertible Notes and the Indenture shall terminate once less than 15% of the aggregate principal amount of the Convertible Notes are outstanding. The liquidity covenant would terminate if the Company achieves $175 million in consolidated revenue in the preceding four fiscal quarters. Certain of the Company’s subsidiaries will serve as Notes Guarantors that jointly and severally, fully and unconditionally guarantee the obligations under the Convertible Notes and the Indenture. The Indenture also requires certain future subsidiaries of the Post-Combination Company, if any, to become Notes Guarantors. This covenant will terminate once less than 15% of the aggregate principal amount of the Convertible Notes are outstanding. The Indenture also includes customary events of default and related provisions for potential acceleration of the Convertible Notes.
If the Company does not have an effective registration statement on file with the SEC within 90 days of the Closing Date, registering the underlying shares issuable upon conversion of the Convertible Notes, or fails to maintain the effectiveness of such registration statement, then additional interest would accrue on the outstanding principal of the Convertible Notes at a rate of (a) 0.25% per annum for the first 90 days commencing on the first business day following a ten business day grace period and (b) 0.50% per annum thereafter, in each case, until the Company cures the lapse of effectiveness. The Company accounts for such additional interest in accordance with ASC subtopic
825-20,
Registration Payment Arrangements
(“ASC
825-20”).
ASC
825-20
specifies that the contingent obligation to make future payments under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument, should be separately recognized and accounted for as a contingency in accordance with ASC
450-20,
Loss Contingencies
. The Company recorded no amount for this contingency at issuance of the Convertible Notes, nor as of September 30, 2022 as the likelihood of making such registration payments was remote at each date.
The Co
mpany elected to account for the Convertible Notes under the fair value option of accounting upon issuance of the Convertible Notes. At issuance the Company recognized the fair value of the Convertible Notes of $65.1 million with the remaining $0.4 million of proceeds received allocated to the PIPE Warrants. As of September 30, 2022, the fair value of the Convertible Notes was $74.9 million, of which $0.5 million, representing accrued interest, is included in accrued expenses and other current liabilities on the condensed consolidated balance sheets. The loss on the increase in fair value of the Convertible Notes during the three and nine months ended September 30, 2022 was $9.8 million of which $0.6 million is included in interest expense, which is recognized based on the effective interest method, and $9.2 million included in the change in fair value of convertible notes on the condensed consolidated statements of operations. The difference between the amount due at maturity of $73.8 million, which is due on September 1, 2026, and the fair value of the Convertible Notes as of September 30, 2022 is $1.1 million.
The primary reason for electing the fair value option is for simplification and cost-benefit considerations of accounting for the Convertible Notes (the hybrid financial instrument) at fair value in its entirety versus bifurcation of the embedded derivatives. The significant inputs to the valuation of the Convertible Notes at fair value are Level 3 inputs since they are not directly observable. The fair value was determined using a binomial lattice valuation model. The significant assumptions used in the model are the credit spread and volatility of the Common Stock.
As of September 30, 2022, there have been no interest or principal payments made on the Convertible Notes.
Line of credit
Effecti
ve January 14, 2015, the Company entered into a Revolving Credit Agreement with a financial institution that provided maximum borrowing under a revolving loan commitment of up to $2 million, bearing an interest rate of 2% plus prime rate as published by the Wall Street Journal. Effective July 3, 2020, the Company renewed the line of credit with the financial institution through May 31, 2021 that provided maximum borrowing under a revolving loan commitment of up to $5 million. In May 2021 the maturity date was extended to June 30, 2021 and then further extended to July 31, 2021. The line was then renewed on July 21, 2021 with an expanded credit limit of $8 million, a new maturity date of June 30, 2023 and an amended per annum interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%. The line of credit was repaid at the closing of the Business Combination.
Notes Payable
O
n August 11, 2021, the Company entered into a loan and security agreement (the “Note Agreement”) with a financial institution that provided for a borrowing commitment of $15 million in the form of promissory notes. In August 2021, the Company borrowed $10 million under the first tranche (“First Tranche Notes”). The Note Agreement had a commitment for additional second tranche borrowings of $5 million through June 30, 2022 (“Second Tranche Notes”). In October 2021, the Company borrowed the remaining $5 million committed under the Note Agreement. The borrowings under the Note Agreement were secured by substantially all assets of the Company.
The

First Tranche Notes and Second Tranche Notes were due to mature on September 1, 2026 and November 1, 2026, respectively, and bore interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company was required to make interest-only payments on the first of each month beginning October 1, 2021 and December 1, 2021, respectively. Beginning October 1, 2023 and December 1, 2023, respectively, the Company would have been required to make principal payments of $278 thousand and $139 thousand, respectively, plus accrued interest on the first of each month through maturity. Upon payment in full of the First Tranche Notes and Second Tranche Notes, the Company was required to pay exit fees of $600 thousand and $300 thousand, respectively.
In
December 2021, the Company borrowed an additional $1 million from the same financial institution, which was repaid in full on December 31, 2021. In addition, the Company borrowed an additional $5 million (“Third Tranche Notes”) that bore interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest-only payments on the first of each month beginning February 1, 2022, with the full principal amount due on July 1, 2023. Upon payment in full, the Company is required to pay exit fees of $50 thousand.
In
connection with the Note Agreement, the Company issued warrants to purchase up to 33,357 shares of common stock of the Company (the “Legacy Liability Warrants”) at an exercise price of $0.01 per share (Note 8). On the date of issuance, the Company recorded the fair value of the Legacy Liability Warrants as a discount to the First Tranche Notes which was being amortized into interest expense over the term of the First Tranche Notes using the effective interest method. The issuance costs were deferred over the repayment term of the debt. Deferred issuance costs relate to the Company’s debt instruments, the short-term and long-term portions are reflected as a deduction from the carrying amount of the related debt.
In

addition, the Company issued additional notes payable in
July 2022
for proceeds of $
3.0
 million. Such notes payable matured on the earlier of (a) December
30
,
2022
or (b) the close of the Business Combination. The amount due at maturity was $
4.5
 million. The Company elected to account for the additional notes payable under the fair value option of accounting.
The notes payable were repaid at the closing of the Business Combination.
Promissory Notes
Du
ring the second quarter of 2022, the Company entered into promissory notes with various individuals (the “Promissory Notes”), including current investors, members of management and other unrelated parties in exchange for cash in an amount equal to $7.0 million (the “Promissory Notes”). The Promissory Notes were due to mature on the earlier of (a) one year from issuance or (b) the closing of the Business Combination (Note 1) and bore per annum interest at the rate of 7.75% plus the greater of 3.50% or the prime rate as published by the Wall Street Journal. The Company was required to make nine interest-only payments, followed by three principal and interest payments. In connection with the Promissory Notes, the Company issued warrants (“Promissory Note Warrants”) to purchase up to 31,024 shares of common stock of the Company at an exercise price of $0.01 per share (Note 7). Upon payment in full of the Promissory Notes, the Company was required to make an additional final payment (“Final Payment”) of $3.5 million.
The
Company elected to account for the Promissory Notes under the fair value option of accounting upon issuance of each of the Promissory Notes. At issuance the Company recognized the fair value of the Promissory Notes of $6.3 million with the remaining $0.7 million of proceeds received allocated to the Promissory Note Warrants.
The Promissory Notes were repaid at the closing of the Business Combination.
Paycheck Protection Program Loan
On Ap
ril 14, 2020, the Company received loan proceeds of $2.3 million pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The PPP Loan had a maturity date of April 22, 2022 and bore interest at a rate of 1% per annum. The balance as of December 31, 2020 of $2.3 million is included in Paycheck Protection Program loan payable on the condensed consolidated balance sheets. On September 17, 2021, the PPP Loan was forgiven in full including accrued interest thereon. As such, the Company recorded a gain on loan forgiveness during the nine months ended September 30, 2021 of $2.3 million included in other income in the consolidated statement of operations.

Nogin Inc [Member]
Debt Instrument [Line Items]
LONG-TERM DEBT

6.	LONG-TERM DEBT
Line of credit
Effective January 14, 2015, the C
omp
any entered into a Rev
olvi
ng Credit Agreement with a financial institution that provided maximum borrowing under a revolving loan commitment of up to $2 million, bearing an interest rate of 2% plus prime rate as published by the Wall Street Journal. Effective July 3, 2020, the Company renewed the line of credit with the financial institution through May 31, 2021 that provided maximum borrowing under a revolving loan commitment of up to $5 million. In May 2021 the maturity date was extended to June 30, 2021 and then further extended to July 31, 2021. The line was then renewed on July 21, 2021 with an expanded cre
dit limit of $
8
million, a new maturity date of
June 30, 2023
and an amended per annum
interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%.
As of December 31, 2021, the Company has $
348
thousand due on its line of credit with a $
3.0
million letter of credit issued against the line of credit, which results in remaining availability of $
4.7
million. As of December 31, 2020, the balance on the line of credit was $
0
. The line of credit contains covenants regarding certain financial statement amounts and ratios of the Company. The Company received a waiver for its financial statement
covenants for the period ended December 31, 2021. As of December 31, 2020, the Company was in compliance with the financial statement covenants.

Effecti
ve July 19, 2018, the Company entered into a Revolving Credit Agreement with another financial institution that provided maximum borrowing under a revolving loan commitment of up to $3.0 million. It is secured by substantially all assets of the Company. The line bears an interest rate of 0.0415% per day, or approximately 15% per annum. The line of credit matured July 19, 2020 and the Company did not renew the agreement.
Paycheck Protection Program Loan
O
n April 14, 2020, the Company received loan proceeds of $2.3 million, maturing on April 22, 2022 with an annual interest rate of 1% pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The balance as of December 31, 2020 of $2.3 million was included in Paycheck Protection Program loan payable on the consolidated balance sheets. On September 17, 2021, the PPP Loan was forgiven in full including accrued interest thereon. As such, the Company recorded a gain on loan forgiveness during the year ended December 31, 2021 of $2.3 million included in other income in the consolidated statements of operations.

Notes Payable
O
n August 11, 2021, the Company entered into a loan and security agreement (“Note Agreement”) with a financial institution that provided for a borrowing commitment of $15 million in the form of promissory notes. In August 2021, the Company borrowed $10 million under the first tranche (“First Tranche Notes”). The Note Agreement has a commitment for additional second tranche borrowings of $5 million through June 30, 2022. In October 2021 the Company borrowed the remaining $5 million committed under the Note Agreement. The borrowings under the Note Agreement are secured by substantially all assets of the Company.
Th
e First and Second Tranche Notes mature on September 1, 2026 and November 1, 2026, respectively, and bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest only payments on the first of each month beginning October 1, 2021 and December 1, 2021, respectively. Beginning October 1, 2023 and December 1, 2023, respectively, the Company is required to make principal payments of $278 thousand and $139 thousand, respectively, plus accrued interest on the first of each month through maturity. Upon payment in full of the First and Second Tranche Notes, the Company is required to pay exit fees (“Exit Fee”) of $600 thousand and $300 thousand, respectively.
O
n December 2, 2021 the Company borrowed an additional $1 million and $5 million from the same financial institution. The $1 million was repaid in full on December 31, 2021. The $5 million (“Third Tranche Notes”) bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest only payments on the first of each month beginning February 1, 2022, with the full principal amount due on July 1, 2023. Upon payment in full, the Company is required to pay exit fees of $50 thousand.
In
connection with the Note Agreement, the Company issued warrants to purchase up to 33,357 shares of common stock of the Company (the “Warrants”) at an exercise price of $0.01 per share. See below for further discussion of the Warrants. On the date of issuance, the Company recorded the fair value of the Warrants as a discount to the First Tranche Notes which is being amortized into interest expense over the term of the First Tranche Notes using the effective interest method. The issuance costs are deferred over the repayment term of the debt. Deferred issuance costs relate to the Company’s debt instruments, the short-term and long-term portions are reflected as a deduction from the carrying amount of the related debt.

The components of the long-term notes payable, net as of December 31, 2021 are as follows:

First Tranche Notes	$10,000
First Tranche Notes Exit Fee	600
Second Tranche Notes	5,000
Second Tranche Notes Exit Fee	300
Third Tranche Notes	5,000
Third Tranche Notes Exit Fee	50

20,950
Less: Unamortized Exit Fee payment	(884)
Less: Unamortized warrant discount	(678)
Less: Unamortized debt issuance costs	(139)

$19,249

Scheduled maturities for the First, Second and Third Tranche Notes, inclusive of Exit Fee payments of the Company’s long-term notes payable as of December 31, 2021 were as follows:

2022	$—
2023	6,022
2024	5,000
2025	5,000
2026	4,928
Thereafter	—

Total	$20,950